Pension and Other Postretirement Benefits - Schedule of Fair Value of Category of Plan Assets (Details) - Defined Benefit Pension Plans - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 166	$ 151	$ 158
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	179	163
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	15
Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	15
Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Fair Value, Inputs, Level 1, 2 and 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	9
Cash and cash equivalents | Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	9
Cash and cash equivalents | Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Fair Value, Inputs, Level 1, 2 and 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	6
Equity securities | Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	6
Equity securities | Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities | Fair Value, Inputs, Level 1, 2 and 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities | Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities | Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities | Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Collective trust funds | Investments measured at NAV: | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162	148
Equity and fixed income funds | Investments measured at NAV: | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0